Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Restructuring | Restructuring and relocation costs
Property, Plant and Equipment [Line Items]
Impairment charges in connection with restructuring	$ 2
Cultivations | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		30 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful lives of PP&E		15 years